CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 23, 2020	Jun. 27, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents			$ 544.9	$ 941.5	$ 830.6
Short-term investments			7.6	6.0
Cash and cash equivalents including short-term investments			552.5	947.5
Long-term debt			450.0	450.0
Credit facility available for use			498.3	498.3
Common shares			2,719.1	2,710.8
Capital Management Liabilities And Equity			3,686.3	3,687.3
Borrowing costs capitalised			31.4	24.5
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 454.2		450.0	450.0
Borrowing costs capitalised	$ 7.5
5.75% senior notes | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised			6.3	7.2
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt			18.9	28.2
Borrowing costs capitalised		$ 0.3
Equipment loans | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised			$ 0.2	$ 0.2